SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2023
SHORT-TERM INVESTMENTS
SHORT-TERM INVESTMENTS

3. SHORT-TERM INVESTMENTS

Short-term investments consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Aggregate cost basis	160,000,000	—
Gross unrealized holding gain	406,301	—

Aggregate fair value	160,406,301	—

The Group’s short-term investments represent wealth management products issued by commercial banks in the PRC which are redeemed upon demand of the Group. The wealth management products are invested in debt securities issued by the PRC government, corporate debt securities, bank deposits, central bank bills and other securities issued by other financial institutions. As of December 31, 2022 and 2023, there were no gross unrealized holding losses.